SEGMENT INFORMATION - Segments adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Profit before tax from continuing operations	$ 704	$ 559	$ 802
Depreciation	529	527	557
Amortization	199	208	221
Impairment loss / (reversal)	3	(6)	(107)
(Gain) / loss on disposal of non-current assets	(5)	(46)	1
Gain on disposal of subsidiaries	(145)	0	(88)
Finance costs	495	531	583
Finance income	(49)	(60)	(32)
Other non-operating gain, net	(31)	(20)	(9)
Net foreign exchange gain	(9)	(81)	(181)
Total Adjusted EBITDA	$ 1,691	$ 1,612	$ 1,747